Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 1,617	$ 4,877	$ 21,438	$ 33,414
Cost of revenue	1,145	4,214	18,589	30,934
Gross profit	472	663	2,849	2,480
Operating expenses:
Research and development	2,319	628	5,186	8,437
General and administrative	4,130	3,416	10,908	16,331
Sales and marketing	305	367	1,038	2,450
Foreign exchange (gain) loss	1,282	(1,709)	(4,145)	86
Depreciation and amortization	146	103	360	559
Operating expenses	8,182	2,805	13,347	27,863
Loss from continuing operations	(7,710)	(2,142)	(10,498)	(25,383)
Loss on investments accounted for under the equity method (note 8)	(3,197)	(3,002)	(10,767)	(4,104)
Gain on deconsolidation	0	0	0	13,266
Loss on sale of investments	0	(352)	0	(352)
Interest on long-term debt	(142)	(257)	(500)	(859)
Interest and other income (loss), net of bank charges	653	215	1,155	235
Loss before income taxes	(10,396)	(5,538)	(20,610)	(17,197)
Income tax expense	14	430	148	646
Net loss from continuing operations	(10,410)	(5,968)	(20,758)	(17,843)
Net income (loss) from discontinued operations (note 5)	(3,316)	2,100	(29,763)	6,144
Net loss for the period	(13,726)	(3,868)	(50,521)	(11,699)
Other comprehensive income (loss):
Cumulative translation adjustment	(4,456)	2,177	6,106	535
Reclassification of accumulated foreign currency translation on disposal of operations	(10,070)	0	(10,070)	0
Ownership share of equity method investments' other comprehensive loss	(399)	(809)	(2,692)	(892)
Other comprehensive income (loss)	(14,925)	1,368	(6,656)	(357)
Comprehensive loss	$ (28,651)	$ (2,500)	$ (57,177)	$ (12,056)
Net income (loss) per share:
From continuing operations - basic (in dollars per share)	$ (0.60)	$ (0.35)	$ (1.20)	$ (1.03)
From discontinued operations - basic (in dollars per share)	(0.19)	0.12	(1.72)	0.36
From continuing operations - diluted (in dollars per share)	(0.60)	(0.35)	(1.20)	(1.03)
From discontinued operations - diluted (in dollars per share)	(0.19)	0.12	(1.72)	0.36
Net loss per share - basic (in dollars per share)	(0.79)	(0.22)	(2.91)	(0.68)
Net loss per share - diluted (in dollars per share)	$ (0.79)	$ (0.22)	$ (2.91)	$ (0.68)
Weighted average common shares outstanding:
Basic (in shares)	17,351,005	17,264,157	17,337,428	17,241,469
Diluted (in shares)	17,351,005	17,264,157	17,337,428	17,241,469